LOANS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2019
LOANS RECEIVABLE, NET
LOANS RECEIVABLE, NET

3.           LOANS RECEIVABLE, NET

Loans receivable consists of the following:

	December 31,	December 31,
	2018	2019
	RMB	RMB
Loans receivable	837,328	9,591,204
Less allowance for loan losses	(25,895)	(351,639)
Loans receivable, net	811,433	9,239,565

The following table presents the aging of loans as of December 31, 2018 and 2019:

	0-30 days	31-60 days	over 60 days	Total amount
	past due	past due	past due	past due	Current	Total loans
December 31, 2018 (RMB)	6,584	3,101	18,558	28,243	809,085	837,328
December 31, 2019 (RMB)	90,420	55,992	—	146,412	9,444,792	9,591,204

3.           LOANS RECEIVABLE, NET – continued

The Group has not recorded any financing income on an accrual basis for the loans that are past due for more than 60 days in 2019 (90 days in 2018). Loans are returned to accrual status if they are brought to non-delinquent status or have performed in accordance with the contractual terms for a reasonable period of time and, in the Group’s judgment, will continue to make periodic principal and interest payments as scheduled. For the years ended December 31, 2017, 2018 and 2019, the Group has charged off loans receivable of RMB nil, RMB 31 million and RMB 162 million, respectively.

Movement of allowance for loan losses is as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Balance at beginning of year	—	12,406	25,895
Provision for loan losses	12,406	44,474	486,991
Gross write-off	—	(30,985)	(161,976)
Recoveries	—	—	729
Balance at end of year	12,406	25,895	351,639

The following table presents nonaccrual loan principal as of December 31, 2018 and 2019:

	December 31,	December 31,
	2018	2019
	RMB	RMB
Nonaccrual loan principal	14,888	—
Less allowance for loan losses	(14,726)	—
Nonaccrual loans, net	162	—